Shareholder Report, Holdings (Details)	May 31, 2026
C000021763 [Member] | Healthcare Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[1]
C000021763 [Member] | Repurchase Agreements Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[1]
C000021763 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%	[1]
C000021763 [Member] | Computers [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%	[1]
C000021763 [Member] | Semiconductors [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%	[1]
C000021763 [Member] | Retail Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%	[1]
C000021763 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%	[1]
C000021763 [Member] | Diversified Financial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[1]
C000021763 [Member] | Internet [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%	[1]
C000021763 [Member] | Electric [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%	[1]
C000021763 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[1]
C000021763 [Member] | Collateralized Mortgage Obligations Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%	[1]
C000021763 [Member] | U S Government Corporations and Agencies Securities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.40%	[1]
C000021763 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000021763 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	61.20%
C000021763 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000021763 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000021763 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.40%
C000021763 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000021763 [Member] | Corporate Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000021763 [Member] | Other Asset Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[1]
C000021763 [Member] | Auto Loan Receivables [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[1]
C000021764 [Member] | Other countries [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000021764 [Member] | Other assets less liabilities Country [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000021764 [Member] | Oil and Gas [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[2]
C000021764 [Member] | Semiconductors [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%	[2]
C000021764 [Member] | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%	[2]
C000021764 [Member] | Retail Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[2]
C000021764 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.40%	[2]
C000021764 [Member] | Aerospace Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[2]
C000021764 [Member] | Chemicals Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[2]
C000021764 [Member] | Auto Manufacturers [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[2]
C000021764 [Member] | Telecommunications [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[2]
C000021764 [Member] | Electric [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[2]
C000021764 [Member] | Electrical Components And Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[2]
C000021764 [Member] | Machinery Construction And Mining [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[2]
C000021764 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%	[2]
C000021764 [Member] | Mining [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[2]
C000021764 [Member] | Food [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[2]
C000021764 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000021764 [Member] | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000021764 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000021764 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	23.30%
C000021764 [Member] | ITALY
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000021764 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000021764 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000021764 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000021764 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000021764 [Member] | SWEDEN
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000021764 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000021764 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.50%
C000021764 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000021765 [Member] | Other countries [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.30%
C000021765 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	12.20%	[3]
C000021765 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	38.70%	[3]
C000021765 [Member] | Baa [Member]
Holdings [Line Items]
Percent of Total Investments	11.50%	[3]
C000021765 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	7.20%	[3]
C000021765 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	10.20%	[3]
C000021765 [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	7.10%	[3]
C000021765 [Member] | Ba [Member]
Holdings [Line Items]
Percent of Total Investments	9.80%	[3]
C000021765 [Member] | Caa [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%	[3]
C000021765 [Member] | Oil and Gas [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[4]
C000021765 [Member] | Gas [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%	[4]
C000021765 [Member] | Chemicals Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%	[4]
C000021765 [Member] | Telecommunications [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%	[4]
C000021765 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%	[4]
C000021765 [Member] | ROMANIA
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000021765 [Member] | TÜRKIYE
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000021765 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	34.90%
C000021765 [Member] | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000021765 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000021765 [Member] | ITALY
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000021765 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000021765 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000021765 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000021765 [Member] | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000021765 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[4]
C000021765 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000021765 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.30%	[4]
C000021765 [Member] | Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	59.20%	[4]
C000021765 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%	[4]
C000021766 [Member] | Other countries [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000021766 [Member] | Other assets less liabilities Country [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000021766 [Member] | Healthcare Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%	[5]
C000021766 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[5]
C000021766 [Member] | Semiconductors [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.50%	[5]
C000021766 [Member] | Cosmetics Personal Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%	[5]
C000021766 [Member] | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[5]
C000021766 [Member] | Retail Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%	[5]
C000021766 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%	[5]
C000021766 [Member] | Machinery Diversified [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%	[5]
C000021766 [Member] | Internet [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%	[5]
C000021766 [Member] | Electrical Components And Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%	[5]
C000021766 [Member] | Short Term Investments Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[5]
C000021766 [Member] | Apparel [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.60%	[5]
C000021766 [Member] | Transportation Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%	[5]
C000021766 [Member] | Entertainment Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[5]
C000021766 [Member] | LUXEMBOURG
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000021766 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000021766 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000021766 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000021766 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000021766 [Member] | ITALY
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000021766 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	20.50%
C000021766 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000021766 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000021766 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000021766 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000021766 [Member] | DENMARK
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000021766 [Member] | Private Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[5]
C000021766 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000021766 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	97.10%
C000021766 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000021768 [Member] | Oil and Gas [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[6]
C000021768 [Member] | Healthcare Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[6]
C000021768 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%	[6]
C000021768 [Member] | Computers [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%	[6]
C000021768 [Member] | Semiconductors [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.80%	[6]
C000021768 [Member] | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[6]
C000021768 [Member] | Retail Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%	[6]
C000021768 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%	[6]
C000021768 [Member] | Diversified Financial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%	[6]
C000021768 [Member] | Aerospace Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[6]
C000021768 [Member] | Internet [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.20%	[6]
C000021768 [Member] | Auto Manufacturers [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[6]
C000021768 [Member] | Telecommunications [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[6]
C000021768 [Member] | Electric [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[6]
C000021768 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%	[6]
C000021768 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.00%
C000021768 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000021769 [Member] | Oil and Gas [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[7]
C000021769 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%	[7]
C000021769 [Member] | Computers [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[7]
C000021769 [Member] | Semiconductors [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%	[7]
C000021769 [Member] | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%	[7]
C000021769 [Member] | Retail Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%	[7]
C000021769 [Member] | REITS [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%	[7]
C000021769 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%	[7]
C000021769 [Member] | Electronics [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%	[7]
C000021769 [Member] | Machinery Diversified [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[7]
C000021769 [Member] | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[7]
C000021769 [Member] | Commercial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[7]
C000021769 [Member] | Engineering And Construction [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[7]
C000021769 [Member] | Diversified Financial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[7]
C000021769 [Member] | Aerospace Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[7]
C000021769 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000021769 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.60%
C000021769 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.30%)
C000021770 [Member] | Healthcare Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%	[8]
C000021770 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%	[8]
C000021770 [Member] | Computers [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[8]
C000021770 [Member] | Semiconductors [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%	[8]
C000021770 [Member] | Retail Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%	[8]
C000021770 [Member] | Electronics [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%	[8]
C000021770 [Member] | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%	[8]
C000021770 [Member] | Commercial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%	[8]
C000021770 [Member] | Diversified Financial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[8]
C000021770 [Member] | Aerospace Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%	[8]
C000021770 [Member] | Internet [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[8]
C000021770 [Member] | Electric [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[8]
C000021770 [Member] | Short Term Investments Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[8]
C000021770 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[8]
C000021770 [Member] | Transportation Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[8]
C000021770 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000021770 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.00%
C000021770 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.50%)
C000021772 [Member] | Healthcare Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[9]
C000021772 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%	[9]
C000021772 [Member] | Computers [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.70%	[9]
C000021772 [Member] | Semiconductors [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.70%	[9]
C000021772 [Member] | Retail Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%	[9]
C000021772 [Member] | Electronics [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[9]
C000021772 [Member] | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[9]
C000021772 [Member] | Commercial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[9]
C000021772 [Member] | Chemicals Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[9]
C000021772 [Member] | Internet [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.10%	[9]
C000021772 [Member] | Auto Manufacturers [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%	[9]
C000021772 [Member] | Telecommunications [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[9]
C000021772 [Member] | Beverages [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[9]
C000021772 [Member] | Electric [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[9]
C000021772 [Member] | Media [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[9]
C000021772 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000021772 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.70%
C000021772 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000021773 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.00%	[10]
C000021773 [Member] | Computers [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.40%	[10]
C000021773 [Member] | Semiconductors [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.20%	[10]
C000021773 [Member] | Electronics [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%	[10]
C000021773 [Member] | Diversified Financial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%	[10]
C000021773 [Member] | Aerospace Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%	[10]
C000021773 [Member] | Chemicals Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%	[10]
C000021773 [Member] | Internet [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.10%	[10]
C000021773 [Member] | Auto Manufacturers [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[10]
C000021773 [Member] | Telecommunications [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[10]
C000021773 [Member] | Automotive Cars And Lt Trucks [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%	[10]
C000021773 [Member] | Unaffiliated Investment Companies Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%	[10]
C000021773 [Member] | Electrical Components And Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%	[10]
C000021773 [Member] | Short Term Investments Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[10]
C000021773 [Member] | Machinery Construction And Mining [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[10]
C000021773 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000021773 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.80%
C000021773 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
C000021773 [Member] | Convertible Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000021773 [Member] | Unaffiliated Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000021774 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.70%	[11]
C000021774 [Member] | Computers [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%	[11]
C000021774 [Member] | Semiconductors [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.90%	[11]
C000021774 [Member] | Retail Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[11]
C000021774 [Member] | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[11]
C000021774 [Member] | Commercial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[11]
C000021774 [Member] | Engineering And Construction [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[11]
C000021774 [Member] | Diversified Financial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%	[11]
C000021774 [Member] | Internet [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.30%	[11]
C000021774 [Member] | Auto Manufacturers [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[11]
C000021774 [Member] | Beverages [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[11]
C000021774 [Member] | Unaffiliated Investment Companies Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[11]
C000021774 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%	[11]
C000021774 [Member] | Apparel [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[11]
C000021774 [Member] | Distribution Wholesale [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[11]
C000021774 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	96.70%
C000021774 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000021774 [Member] | Unaffiliated Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000021776 [Member] | Oil and Gas [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[12]
C000021776 [Member] | Healthcare Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[12]
C000021776 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%	[12]
C000021776 [Member] | Semiconductors [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%	[12]
C000021776 [Member] | Retail Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[12]
C000021776 [Member] | REITS [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%	[12]
C000021776 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%	[12]
C000021776 [Member] | Electronics [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[12]
C000021776 [Member] | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%	[12]
C000021776 [Member] | Commercial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[12]
C000021776 [Member] | Engineering And Construction [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[12]
C000021776 [Member] | Diversified Financial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[12]
C000021776 [Member] | Telecommunications [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[12]
C000021776 [Member] | Short Term Investments Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[12]
C000021776 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[12]
C000021776 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000021776 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.80%
C000021776 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.80%)
C000021777 [Member] | Other countries [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000021777 [Member] | Other assets less liabilities Country [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000021777 [Member] | Oil and Gas [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[13]
C000021777 [Member] | Semiconductors [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%	[13]
C000021777 [Member] | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%	[13]
C000021777 [Member] | Retail Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[13]
C000021777 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.00%	[13]
C000021777 [Member] | Machinery Diversified [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[13]
C000021777 [Member] | Commercial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[13]
C000021777 [Member] | Engineering And Construction [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[13]
C000021777 [Member] | Chemicals Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[13]
C000021777 [Member] | Telecommunications [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[13]
C000021777 [Member] | Electric [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[13]
C000021777 [Member] | Electrical Components And Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[13]
C000021777 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%	[13]
C000021777 [Member] | Mining [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[13]
C000021777 [Member] | Food [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[13]
C000021777 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000021777 [Member] | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000021777 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000021777 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	23.60%
C000021777 [Member] | ITALY
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000021777 [Member] | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000021777 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000021777 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000021777 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000021777 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000021777 [Member] | SWEDEN
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000021777 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000021777 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	97.50%
C000021777 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000021778 [Member] | Oil and Gas [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[14]
C000021778 [Member] | Healthcare Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[14]
C000021778 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%	[14]
C000021778 [Member] | Computers [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%	[14]
C000021778 [Member] | Semiconductors [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.10%	[14]
C000021778 [Member] | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[14]
C000021778 [Member] | Retail Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%	[14]
C000021778 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%	[14]
C000021778 [Member] | Diversified Financial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[14]
C000021778 [Member] | Aerospace Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[14]
C000021778 [Member] | Internet [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.40%	[14]
C000021778 [Member] | Auto Manufacturers [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[14]
C000021778 [Member] | Telecommunications [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[14]
C000021778 [Member] | Electric [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[14]
C000021778 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%	[14]
C000021778 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000021778 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.40%
C000021778 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000021782 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	6.60%	[15]
C000021782 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	87.50%	[15]
C000021782 [Member] | Baa [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%	[15]
C000021782 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%	[15]
C000021782 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%	[15]
C000021782 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000021782 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000021782 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000021782 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	67.10%
C000021782 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.90%
C000021782 [Member] | Corporate Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000021783 [Member] | Oil and Gas [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[16]
C000021783 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%	[16]
C000021783 [Member] | Computers [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%	[16]
C000021783 [Member] | Semiconductors [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.20%	[16]
C000021783 [Member] | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%	[16]
C000021783 [Member] | Retail Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%	[16]
C000021783 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%	[16]
C000021783 [Member] | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[16]
C000021783 [Member] | Diversified Financial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%	[16]
C000021783 [Member] | Internet [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.10%	[16]
C000021783 [Member] | Telecommunications [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[16]
C000021783 [Member] | Unaffiliated Investment Companies Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[16]
C000021783 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%	[16]
C000021783 [Member] | Apparel [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[16]
C000021783 [Member] | Food [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[16]
C000021783 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000021783 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	96.80%
C000021783 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000021783 [Member] | Unaffiliated Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000021785 [Member] | Oil and Gas [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%	[17]
C000021785 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[17]
C000021785 [Member] | Computers [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[17]
C000021785 [Member] | Semiconductors [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%	[17]
C000021785 [Member] | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%	[17]
C000021785 [Member] | Retail Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[17]
C000021785 [Member] | REITS [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[17]
C000021785 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%	[17]
C000021785 [Member] | Diversified Financial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%	[17]
C000021785 [Member] | Aerospace Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[17]
C000021785 [Member] | Chemicals Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[17]
C000021785 [Member] | Internet [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%	[17]
C000021785 [Member] | Electric [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%	[17]
C000021785 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%	[17]
C000021785 [Member] | Transportation Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[17]
C000021785 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000021785 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.20%
C000021785 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000021786 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	15.90%	[18]
C000021786 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	64.90%	[18]
C000021786 [Member] | Baa [Member]
Holdings [Line Items]
Percent of Total Investments	7.40%	[18]
C000021786 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%	[18]
C000021786 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%	[18]
C000021786 [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%	[18]
C000021786 [Member] | Ba [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%	[18]
C000021786 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000021786 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(4.10%)
C000021786 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000021786 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	54.70%
C000021786 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000021786 [Member] | Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	41.70%
C000021786 [Member] | Corporate Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000022843 [Member] | Oil and Gas [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%	[19]
C000022843 [Member] | Healthcare Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[19]
C000022843 [Member] | Computers [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%	[19]
C000022843 [Member] | Semiconductors [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%	[19]
C000022843 [Member] | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%	[19]
C000022843 [Member] | Retail Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[19]
C000022843 [Member] | REITS [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%	[19]
C000022843 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%	[19]
C000022843 [Member] | Electronics [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[19]
C000022843 [Member] | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[19]
C000022843 [Member] | Diversified Financial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%	[19]
C000022843 [Member] | Internet [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%	[19]
C000022843 [Member] | Telecommunications [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[19]
C000022843 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%	[19]
C000022843 [Member] | Agricultural Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[19]
C000022843 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000022843 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.10%
C000022843 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.00%)
C000022844 [Member] | Other countries [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000022844 [Member] | Other assets less liabilities Country [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000022844 [Member] | Oil and Gas [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%	[20]
C000022844 [Member] | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%	[20]
C000022844 [Member] | Retail Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[20]
C000022844 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.00%	[20]
C000022844 [Member] | Electronics [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[20]
C000022844 [Member] | Commercial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[20]
C000022844 [Member] | Diversified Financial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%	[20]
C000022844 [Member] | Telecommunications [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[20]
C000022844 [Member] | Beverages [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[20]
C000022844 [Member] | Electric [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%	[20]
C000022844 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%	[20]
C000022844 [Member] | Distribution Wholesale [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[20]
C000022844 [Member] | Miscellaneous Manufacturing [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[20]
C000022844 [Member] | Mining [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%	[20]
C000022844 [Member] | Food [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%	[20]
C000022844 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000022844 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000022844 [Member] | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000022844 [Member] | SINGAPORE
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000022844 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000022844 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	18.10%
C000022844 [Member] | ITALY
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000022844 [Member] | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000022844 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000022844 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000022844 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000022844 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	19.30%
C000022844 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000022844 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	97.40%
C000022844 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000022844 [Member] | Unaffiliated Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000022845 [Member] | Other countries [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000022845 [Member] | Other assets less liabilities Country [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000022845 [Member] | Oil and Gas [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%	[21]
C000022845 [Member] | Computers [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[21]
C000022845 [Member] | Semiconductors [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.00%	[21]
C000022845 [Member] | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[21]
C000022845 [Member] | Retail Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[21]
C000022845 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%	[21]
C000022845 [Member] | Electronics [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%	[21]
C000022845 [Member] | Diversified Financial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[21]
C000022845 [Member] | Internet [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%	[21]
C000022845 [Member] | Auto Manufacturers [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[21]
C000022845 [Member] | Telecommunications [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[21]
C000022845 [Member] | Electrical Components And Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[21]
C000022845 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[21]
C000022845 [Member] | Iron Steel [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[21]
C000022845 [Member] | Mining [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[21]
C000022845 [Member] | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000022845 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000022845 [Member] | SAUDI ARABIA
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000022845 [Member] | SOUTH AFRICA
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000022845 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	26.70%
C000022845 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	22.70%
C000022845 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	15.90%
C000022845 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000022845 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000022845 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.10%
C000022845 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000022846 [Member] | Other countries [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.50%
C000022846 [Member] | Other assets less liabilities Country [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000022846 [Member] | Oil and Gas [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%	[22]
C000022846 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%	[22]
C000022846 [Member] | Computers [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[22]
C000022846 [Member] | Semiconductors [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.30%	[22]
C000022846 [Member] | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[22]
C000022846 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%	[22]
C000022846 [Member] | Diversified Financial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%	[22]
C000022846 [Member] | Internet [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%	[22]
C000022846 [Member] | Electric [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[22]
C000022846 [Member] | Short Term Investments Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%	[22]
C000022846 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[22]
C000022846 [Member] | Collateralized Mortgage Obligations Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%	[22]
C000022846 [Member] | Foreign Government Obligations Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%	[22]
C000022846 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	57.80%
C000022846 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000022846 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000022846 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000022846 [Member] | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000022846 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000022846 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000022846 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000022846 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000022846 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	61.90%
C000022846 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000022846 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000022846 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000022846 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000022846 [Member] | Convertible Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000022846 [Member] | Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000022846 [Member] | Corporate Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C000022846 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[22]
C000022846 [Member] | Other Asset Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%	[22]
C000022849 [Member] | Oil and Gas [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%	[23]
C000022849 [Member] | Healthcare Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%	[23]
C000022849 [Member] | Semiconductors [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%	[23]
C000022849 [Member] | Retail Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[23]
C000022849 [Member] | REITS [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%	[23]
C000022849 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%	[23]
C000022849 [Member] | Electronics [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%	[23]
C000022849 [Member] | Machinery Diversified [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%	[23]
C000022849 [Member] | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%	[23]
C000022849 [Member] | Commercial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[23]
C000022849 [Member] | Diversified Financial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%	[23]
C000022849 [Member] | Auto Parts and Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%	[23]
C000022849 [Member] | Healthcare Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[23]
C000022849 [Member] | Miscellaneous Manufacturing [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[23]
C000022849 [Member] | Savings and Loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[23]
C000022849 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000022849 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.40%
C000022849 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000022851 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.40%	[24]
C000022851 [Member] | Computers [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%	[24]
C000022851 [Member] | Semiconductors [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.80%	[24]
C000022851 [Member] | Retail Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[24]
C000022851 [Member] | REITS [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[24]
C000022851 [Member] | Electronics [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[24]
C000022851 [Member] | Commercial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[24]
C000022851 [Member] | Diversified Financial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[24]
C000022851 [Member] | Aerospace Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%	[24]
C000022851 [Member] | Internet [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.80%	[24]
C000022851 [Member] | Auto Manufacturers [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[24]
C000022851 [Member] | Electrical Components And Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[24]
C000022851 [Member] | Machinery Construction And Mining [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[24]
C000022851 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[24]
C000022851 [Member] | Mining [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[24]
C000022851 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000022851 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	95.70%
C000022851 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.50%)
C000022851 [Member] | Convertible Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000059956 [Member] | Other countries [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000059956 [Member] | Other assets less liabilities Country [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000059956 [Member] | Telecommunications [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[25]
C000059956 [Member] | Short Term Investments Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[25]
C000059956 [Member] | Healthcare Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[25]
C000059956 [Member] | Diversified REITS [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.00%	[25]
C000059956 [Member] | Warehouse Industrial REITS [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.70%	[25]
C000059956 [Member] | Health Care REITS [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.40%	[25]
C000059956 [Member] | Shopping Centers REITS [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%	[25]
C000059956 [Member] | Apartment REITS [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%	[25]
C000059956 [Member] | Storage REITS [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%	[25]
C000059956 [Member] | Office Property REITS [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%	[25]
C000059956 [Member] | Regional Malls REITS [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%	[25]
C000059956 [Member] | Hotel REITS [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[25]
C000059956 [Member] | Single Tenant REITS [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[25]
C000059956 [Member] | Manufactured Homes REITS [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[25]
C000059956 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%	[25]
C000059956 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	64.80%
C000059956 [Member] | SINGAPORE
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000059956 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000059956 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000059956 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000059956 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000059956 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.80%
C000059956 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000121199 [Member] | U S Government Corporations and Agencies Securities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000121199 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000121199 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.10%)
C000121199 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000121199 [Member] | Domestic Equity Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	61.50%
C000121199 [Member] | Domestic Fixed Income Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.50%
C000121199 [Member] | International Equity Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000222575 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000222575 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000222575 [Member] | Domestic Equity Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	56.90%
C000222575 [Member] | Domestic Fixed Income Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.40%
C000222575 [Member] | International Equity Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.30%
C000222576 [Member] | Healthcare Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[26]
C000222576 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%	[26]
C000222576 [Member] | Computers [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%	[26]
C000222576 [Member] | Semiconductors [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.10%	[26]
C000222576 [Member] | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[26]
C000222576 [Member] | Retail Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%	[26]
C000222576 [Member] | REITS [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[26]
C000222576 [Member] | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[26]
C000222576 [Member] | Commercial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[26]
C000222576 [Member] | Diversified Financial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%	[26]
C000222576 [Member] | Chemicals Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[26]
C000222576 [Member] | Internet [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%	[26]
C000222576 [Member] | Telecommunications [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%	[26]
C000222576 [Member] | Beverages [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[26]
C000222576 [Member] | Electric [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[26]
C000222576 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000222576 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.00%
C000222576 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000222577 [Member] | Oil and Gas [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[27]
C000222577 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%	[27]
C000222577 [Member] | Computers [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%	[27]
C000222577 [Member] | Semiconductors [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.50%	[27]
C000222577 [Member] | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[27]
C000222577 [Member] | Retail Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[27]
C000222577 [Member] | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[27]
C000222577 [Member] | Diversified Financial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%	[27]
C000222577 [Member] | Internet [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.10%	[27]
C000222577 [Member] | Auto Manufacturers [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[27]
C000222577 [Member] | Telecommunications [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[27]
C000222577 [Member] | Electric [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[27]
C000222577 [Member] | Short Term Investments Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[27]
C000222577 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%	[27]
C000222577 [Member] | Healthcare Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[27]
C000222577 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000222577 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.40%
C000222577 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000222578 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000222578 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.00%)
C000222578 [Member] | Domestic Equity Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.90%
C000222578 [Member] | Domestic Fixed Income Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	61.30%
C000222578 [Member] | International Equity Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000222579 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	60.80%	[28]
C000222579 [Member] | Baa [Member]
Holdings [Line Items]
Percent of Total Investments	16.10%	[28]
C000222579 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%	[28]
C000222579 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	11.30%	[28]
C000222579 [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%	[28]
C000222579 [Member] | Ba [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%	[28]
C000222579 [Member] | Caa [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%	[28]
C000222579 [Member] | NR [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%	[28]
C000222579 [Member] | Oil and Gas [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[29]
C000222579 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%	[29]
C000222579 [Member] | Diversified Financial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[29]
C000222579 [Member] | Internet [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%	[29]
C000222579 [Member] | Telecommunications [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[29]
C000222579 [Member] | Electric [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[29]
C000222579 [Member] | Short Term Investments Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%	[29]
C000222579 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[29]
C000222579 [Member] | Collateralized Mortgage Obligations Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%	[29]
C000222579 [Member] | Foreign Government Obligations Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[29]
C000222579 [Member] | Healthcare Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%	[29]
C000222579 [Member] | Pipelines [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[29]
C000222579 [Member] | U S Government Corporations and Agencies Securities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	54.80%	[29]
C000222579 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000222579 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.60%)
C000222579 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000222579 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	54.80%
C000222579 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000222579 [Member] | Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000222579 [Member] | Corporate Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.50%
C000222579 [Member] | Other Asset Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[29]
C000222579 [Member] | Auto Loan Receivables [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[29]
C000222580 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%	[30]
C000222580 [Member] | Moody's, Ca Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%	[30]
C000222580 [Member] | Baa [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%	[30]
C000222580 [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	46.70%	[30]
C000222580 [Member] | Ba [Member]
Holdings [Line Items]
Percent of Total Investments	34.60%	[30]
C000222580 [Member] | Caa [Member]
Holdings [Line Items]
Percent of Total Investments	14.80%	[30]
C000222580 [Member] | Oil and Gas [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%	[31]
C000222580 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%	[31]
C000222580 [Member] | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[31]
C000222580 [Member] | Retail Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%	[31]
C000222580 [Member] | REITS [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[31]
C000222580 [Member] | Commercial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%	[31]
C000222580 [Member] | Diversified Financial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%	[31]
C000222580 [Member] | Telecommunications [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%	[31]
C000222580 [Member] | Media [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%	[31]
C000222580 [Member] | Short Term Investments Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%	[31]
C000222580 [Member] | Healthcare Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[31]
C000222580 [Member] | Pipelines [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[31]
C000222580 [Member] | Food [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%	[31]
C000222580 [Member] | Entertainment Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[31]
C000222580 [Member] | Container and Packaging Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[31]
C000222580 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000222580 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000222580 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000222580 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.40%)
C000222580 [Member] | Convertible Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000222580 [Member] | Convertible Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000222580 [Member] | Corporate Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	88.80%
C000222580 [Member] | Loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000222581 [Member] | Other countries [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000222581 [Member] | Other assets less liabilities Country [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.60%)
C000222581 [Member] | Healthcare Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[32]
C000222581 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[32]
C000222581 [Member] | Computers [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%	[32]
C000222581 [Member] | Semiconductors [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[32]
C000222581 [Member] | Retail Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%	[32]
C000222581 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%	[32]
C000222581 [Member] | Electronics [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%	[32]
C000222581 [Member] | Machinery Diversified [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%	[32]
C000222581 [Member] | Commercial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%	[32]
C000222581 [Member] | Engineering And Construction [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[32]
C000222581 [Member] | Chemicals Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[32]
C000222581 [Member] | Miscellaneous Manufacturing [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[32]
C000222581 [Member] | Mining [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[32]
C000222581 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[32]
C000222581 [Member] | Food [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%	[32]
C000222581 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000222581 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000222581 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000222581 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	25.80%
C000222581 [Member] | ITALY
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000222581 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000222581 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000222581 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000222581 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000222581 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000222581 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000222581 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000222581 [Member] | AUSTRIA
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000222581 [Member] | DENMARK
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000222581 [Member] | IRELAND
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000222581 [Member] | ISRAEL
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000222581 [Member] | SWEDEN
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000222581 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000222581 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	96.70%
C000222581 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.60%)
C000222581 [Member] | Unaffiliated Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000222582 [Member] | Oil and Gas [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%	[33]
C000222582 [Member] | Healthcare Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[33]
C000222582 [Member] | Computers [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%	[33]
C000222582 [Member] | Semiconductors [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[33]
C000222582 [Member] | Retail Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%	[33]
C000222582 [Member] | REITS [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%	[33]
C000222582 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%	[33]
C000222582 [Member] | Electronics [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%	[33]
C000222582 [Member] | Machinery Diversified [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[33]
C000222582 [Member] | Commercial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[33]
C000222582 [Member] | Diversified Financial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%	[33]
C000222582 [Member] | Aerospace Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[33]
C000222582 [Member] | Transportation Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[33]
C000222582 [Member] | Healthcare Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[33]
C000222582 [Member] | Building Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[33]
C000222582 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000222582 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.70%
C000222582 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.50%)
C000222583 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000222583 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.00%)
C000222583 [Member] | Domestic Equity Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	41.90%
C000222583 [Member] | Domestic Fixed Income Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	41.20%
C000222583 [Member] | International Equity Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000222584 [Member] | Oil and Gas [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%	[34]
C000222584 [Member] | Repurchase Agreements Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[34]
C000222584 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[34]
C000222584 [Member] | Semiconductors [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[34]
C000222584 [Member] | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[34]
C000222584 [Member] | Retail Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[34]
C000222584 [Member] | REITS [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%	[34]
C000222584 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.00%	[34]
C000222584 [Member] | Electronics [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[34]
C000222584 [Member] | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%	[34]
C000222584 [Member] | Diversified Financial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[34]
C000222584 [Member] | Electric [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[34]
C000222584 [Member] | Transportation Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[34]
C000222584 [Member] | Auto Parts and Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[34]
C000222584 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000222584 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000222584 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	97.40%
C000222584 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.20%)
C000222584 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%	[34]
C000224903 [Member] | Healthcare Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[35]
C000224903 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%	[35]
C000224903 [Member] | Semiconductors [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%	[35]
C000224903 [Member] | Retail Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[35]
C000224903 [Member] | Electronics [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%	[35]
C000224903 [Member] | Machinery Diversified [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[35]
C000224903 [Member] | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%	[35]
C000224903 [Member] | Engineering And Construction [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%	[35]
C000224903 [Member] | Diversified Financial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[35]
C000224903 [Member] | Aerospace Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%	[35]
C000224903 [Member] | Internet [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[35]
C000224903 [Member] | Telecommunications [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[35]
C000224903 [Member] | Electric [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[35]
C000224903 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[35]
C000224903 [Member] | Healthcare Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%	[35]
C000224903 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000224903 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.70%
C000224903 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.60%)
C000224903 [Member] | Convertible Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%

[1]	Percentages exclude derivatives (other than purchased options), if any.
[2]	Percentages exclude derivatives (other than purchased options), if any.
[3]	Credit quality ratings shown above reflect the rating assigned by Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used Standard & Poor's ratings. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change. Percentages exclude short-term securities.
[4]	Percentages exclude derivatives (other than purchased options), if any.
[5]	Percentages exclude derivatives (other than purchased options), if any.
[6]	Percentages exclude derivatives (other than purchased options), if any.
[7]	Percentages exclude derivatives (other than purchased options), if any.
[8]	Percentages exclude derivatives (other than purchased options), if any.
[9]	Percentages exclude derivatives (other than purchased options), if any.
[10]	Percentages exclude derivatives (other than purchased options), if any.
[11]	Percentages exclude derivatives (other than purchased options), if any.
[12]	Percentages exclude derivatives (other than purchased options), if any.
[13]	Percentages exclude derivatives (other than purchased options), if any.
[14]	Percentages exclude derivatives (other than purchased options), if any.
[15]	Credit quality ratings shown above reflect the rating assigned by Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used Standard & Poor's ratings. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change. Percentages exclude short-term securities.
[16]	Percentages exclude derivatives (other than purchased options), if any.
[17]	Percentages exclude derivatives (other than purchased options), if any.
[18]	Credit quality ratings shown above reflect the rating assigned by Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used Standard & Poor's ratings. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change. Percentages exclude short-term securities.
[19]	Percentages exclude derivatives (other than purchased options), if any.
[20]	Percentages exclude derivatives (other than purchased options), if any.
[21]	Percentages exclude derivatives (other than purchased options), if any.
[22]	Percentages exclude derivatives (other than purchased options), if any.
[23]	Percentages exclude derivatives (other than purchased options), if any.
[24]	Percentages exclude derivatives (other than purchased options), if any.
[25]	Percentages exclude derivatives (other than purchased options), if any.
[26]	Percentages exclude derivatives (other than purchased options), if any.
[27]	Percentages exclude derivatives (other than purchased options), if any.
[28]	Credit quality ratings shown above reflect the rating assigned by Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used Standard & Poor's ratings. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change. Percentages exclude short-term securities.
[29]	Percentages exclude derivatives (other than purchased options), if any.
[30]	Credit quality ratings shown above reflect the rating assigned by Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used Standard & Poor's ratings. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change. Percentages exclude short-term securities.
[31]	Percentages exclude derivatives (other than purchased options), if any.
[32]	Percentages exclude derivatives (other than purchased options), if any.
[33]	Percentages exclude derivatives (other than purchased options), if any.
[34]	Percentages exclude derivatives (other than purchased options), if any.
[35]	Percentages exclude derivatives (other than purchased options), if any.